Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation	$ (407,535)	$ (348,385)		$ (375,125)
Amortization	(240,579)	(124,853)		(114,469)
Subtotal	(648,114)	(473,238)	[1]	(489,594)	[1]
Reversal of impairment loss (impairment losses) recognized in profit or loss	(79,748)	(157,078)		(60,808)
Total	$ (727,862)	$ (630,316)		$ (550,402)

[1]	As Restated